Related Party Balances and Transactions (Details) - Schedule of Transactions with Related Parties - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses (1):
Cost of revenues	[1]	$ 205	$ 213	$ 189
Operating expenses:
Research and development, net		249	470	1,083
Sales and marketing		119	166	194
General and administrative		545	360	212
Capital expenses			$ 13	$ 29

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.